UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

annual report of proxy voting record of
registered management investment company

Investment Company Act file number:	811- 06718

BNY Mellon Investment Grade Funds, Inc. (formerly, Dreyfus Investment Grade Funds, Inc.)

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286

(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400

Date of fiscal year end: 7/31

Date of reporting period: July 1, 2018-June 30, 2019

Item 1.  Proxy Voting Record

BNY Mellon Investment Grade Funds, Inc.
-BNY Mellon Inflation Adjusted Securities Fund
-BNY Mellon Short Term Income Fund

The Funds did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

BNY Mellon Investment Grade Funds, Inc.(formerly Dreyfus Investment Grade Funds, Inc.)-Dreyfus Intermediate Term Income Fund merged into BNY Mellon Absolute Insight Funds, Inc. – BNY Mellon Insight Core Plus Fund on October 19, 2018.

The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Grade Funds, Inc.

By:       /s/ Renee LaRoche-Morris

            Renee LaRoche-Morris

            President (Principal Executive Officer)

Date:    August 20, 2019